Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 8 – LEASES

On June 24, 2019, Haoxi BJ entered into an office lease with an individual (the “Landlord 1”). The lease was from July 1, 2019 to July 1, 2021, and annual rental was RMB431,460 ($65,103). On June 21, 2021, Haoxi BJ extended the lease to June 30, 2023, with an annual payment of RMB675,120 ($104,555), to be paid quarterly. On May 12, 2023, Haoxi BJ extended the lease from July 1, 2023 to March 31, 2024. On March 25, 2024, Haoxi BJ extended the lease from April 1, 2024 to June 30, 2024. On July 9, 2024, the Company renewed the lease from July 1, 2024 to June 30, 2026.

On July 29, 2022, Haoxi BJ entered into an office lease with an individual (the “Landlord 2”) at Room 902, Unit 1, Floor 9, Wantong Tower, Jia No.6, Chao Yang Men Wai Ave., Chaoyang District, Beijing, China. The lease was from August 8, 2022 to August 7, 2024, and annual rental of RMB660,000 ($92,189) to be paid every four month, the Company renewed the lease from August 8, 2024 to August 7, 2025. The Company elected not to record a Operating lease right-of-use assets for short-term leases that have a term of less than 12 months. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	June 30, 2025	June 30, 2024

Operating lease right-of-use assets	$79,188	—
Operating lease liabilities – current	$79,188	—
Total operating lease liabilities	$79,188	—

As of June 30, 2025, ROU assets and lease liabilities were $79,188 and $79,188 (from lease liabilities current portion), respectively. As of June 30, 2024, ROU assets and lease liabilities were $nil and $nil, respectively.

The weighted-average remaining lease terms and the weighted-average discount rate of the leases are as follows:

As of June 30, 2025
Weighted-average remaining lease terms	1 year

Weighted-average discount rate	4.50%

For the fiscal years ended June 30, 2025 and 2024, the Company had operating lease costs of $77,144 and $176,676, respectively.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

12 months ending June 30,	Operating
US$
2026	$82,307
Thereafter	—
Total lease payments	82,307
Less: imputed interest	(3,119)
Total lease liabilities	$79,188